UNITED STATES
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
 Post-Effective Amendment No. 12
              and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
 Amendment No. 13

Matthew 25 Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
607 West Avenue  Jenkintown, PA 19046
(Address of Principal Executive Offices)

215-884-4458
(Registrants Telephone Number)

Mark Mulholland      607 West Avenue  Jenkintown, PA 19046
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of rule 485
   [X] on May 1, 2004 pursuant to paragraph (b) of rule 485
   [ ] 60 days after filing pursuant to paragraph (a) of rule 485
   [ ] on (date) pursuant to paragraph (a) of rule 485




If appropriate, check the following box:
   [ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.








                              MATTHEW 25 FUND, INC.
                               607 West Avenue
                              Jenkintown, PA 19046
                                  888-M25-FUND
                                  215-884-4458
                              Fund Symbol: MXXVX
                          Website: www.matthew25fund.com




PROSPECTUS                                                      May 1, 2004


The Fund and Its Investment Objective
Matthew 25 Fund, Inc.("the Fund") is an open-ended, non-diversified, investment company that seeks long-term capital appreciation through investments in common stocks and/or securities convertible into common stocks. Income, through dividends or interest, will be a secondary objective.

It is important to note that the Fund's shares are not guaranteed or insured by the FDIC or any other agency of the U.S. government. As with any investment in common stocks, which are subject to wide fluctuations in market value, you could lose money by investing in the Fund.



             These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. SEC File Number for the Matthew 25 Fund is 811-07471.




      TABLE OF CONTENTS                                       PAGE
The Fund and its investment objective                           Cover
The Fund's investment strategy                                  Cover
Risks of the Fund                                               1
Who should invest?                                              1
Who should not invest?                                          2
Yearly returns                                                  2
Fees and Fund expenses                                          2
Additional information about investment strategies
 and risk considerations                                        3
Non-diversification policy                                      3
Additional investment restrictions                              3
Management and Investment adviser                               4
Legal proceedings                                               4
Capitalization                                                  5
Voting rights                                                   5
Pricing of shares                                               5
Purchase of shares and reinvestment                             5
Initial investment                                              5
Subsequent purchase                                             5
Reinvestment                                                    5
Fractional shares                                               5
Officers and directors of the Fund                              6
Individual Retirement Accounts (IRAs)                           7
Pension, Profit-Sharing, 401-k plans                            7
Redemption of shares                                            7
Tax status                                                      7
Application                                                     8
Form W-9                                                        9
Portfolio turnover policy                                      10
Financial highlights                                           10
Annual and special meetings                               Back Cover
Reports to shareholders                                   Back Cover
Custodian and transfer agent                              Back Cover
Independent Auditors                                      Back Cover
Legal Counsel                                             Back Cover


THE FUND'S INVESTMENT STRATEGY
The Fund blends Growth and Value Investing in its securities selection process. The Fund's adviser places great emphasis on valuing a business, which then leads to calculating a value for the company's securities. This information is then utilized, when buying or selling stocks, in order to increase the potential returns or to reduce the risk of price declines of the Fund's investments.

The four categories that the investment adviser evaluates in order to value a company and its securities, are as follows:

                Business Economics (Industry and Business Practices) Management Abilities
                Financial Condition
                Stock Price

The Adviser believes that you make the most money by investing with the exceptional; accordingly, the adviser's search is for securities possessing the best combinations of a desirable business, with outstanding management and clean financials (low debt and sufficient working capital), and a market price that the adviser deems to be at or below its fair value. It is important to note that all of these categories change, albeit at different speeds. An attractive business is created over a long period and when such a business declines it will usually deteriorate slowly. Outstanding managers can provide many decades of leadership but may be gone tomorrow. Financial status should only improve over time with the right management and a good business. The most dynamic factor is price. The adviser believes that you can overpay, by some margin, for a great business because time will work in your favor; allowing you to earn high returns on your purchase as the fair value of your stock grows as the company grows. It is also the belief of the adviser that even a mediocre business at a cheap enough price can provide above average returns, although, the adviser does not like the "buy low and sell high" adage as much as "buy low and let it grow".

The Fund is willing to invest in the securities of companies with small, medium or large capitalization. In other words, the Fund is open to a large universe of public companies so that it may find stocks with the exceptional traits that the Fund desires. Whenever the adviser finds such an investment, the adviser may purchase this stock or its convertible securities with up to 25% of the Fund's total assets. The Fund's willingness to place a large percentage of its assets in a single stock does distinguish it from most other funds.

RISKS OF THE FUND
The Fund's return, as stock prices generally, may fluctuate within a wide range, so that an investor could lose money. Because the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of a price decline or loss due to a change in value of one, or a few of its stockholdings. An additional risk will be from the Fund's investments in small and medium capitalization (cap) stocks. Generally, these stocks have higher risks of business failure, lesser liquidity and greater volatility in market price. Due to these factors small and medium cap stocks have greater possibility of price decline or loss as compared to large cap stocks. Since the Fund may hold small, medium and large cap stocks it is riskier than a fund which holds only large cap stocks.

WHO SHOULD INVEST Investors who are seeking potential long-term appreciation and are willing to own stocks, in a portfolio, selected and managed by the Fund's investment adviser. Long-term, as determined by management and the investment adviser, is at least three years.

WHO SHOULD NOT INVEST Investors not willing to accept the risks of owning stocks in a managed portfolio. The Fund is not for investors seeking to trade the stock market for short-term fluctuations.

BAR CHART AND PERFORMANCE TABLE
The bar chart and table below provide an indication of the risks of investing in the Matthew 25 Fund. The chart shows the changes in the Fund's performance from year to year over the past 8 years. The table compares the Fund's returns to those of a broad-based securities market index. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results are not an indication of future performance.

Annual Percentage Returns

 50%|
 45%|          40%
 40%|          XX
 35%|          XX                                         32%
 30%|          XX       26%                               XX
 25%|   19%    XX       XX                                XX
 20%|   XX     XX       XX                                XX
 15%|   XX     XX       XX                    11%         XX
 10%|   XX     XX       XX             4%     XX          XX
  5%|   XX     XX       XX      1%     XX     XX          XX
  0%|   XX     XX       XX      XX     XX     XX   -2%    XX
     --------------------------------------------------------
 -5%:                                               XX
     --------------------------------------------------------
       1996    1997    1998    1999   2000   2001  2002  2003

During the 8 year period shown in the bar chart the highest return for a quarter was 22.59% while the worst return for a quarter was -11.67%. These returns occurred in quarters ending December 31, 1998 and September 30, 1998, respectively.

                  Average Annual Total Returns
                  For The Year Ended December 31, 2003

                                      1 year     5 years     Inception 10/16/95
Matthew 25 Fund
 Return Before Taxes                  32.12%     08.54%      15.39%
 Return After Taxes on Distributions  31.23%     08.24%      15.12%
 Return After Taxes on Distributions  27.30%     07.32%      13.68%
   and Sale of Fund Shares
Value Line Index*                     48.05%     10.53%      13.16%
 (reflects no deduction for
  fees, expenses or taxes)

*The Value Line Index is an unmanaged index of 1,665 common stock prices.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                          None
 Maximum Deferred Sales Charge (Load)                                      None
 Maximum Sales Charge (Load) imposed on Reinvested Dividends               None
 Redemption Fee (as a percentage of amount redeemed, if applicable)        None
 Exchange Fee                                                              None
 Maximum Account Fee                                                       None
 IRA Custodian Fees**                                                      None

** Each IRA with account value of $5,000 or more will not be charged IRA Custodian Fees. IRA's with less than $5,000 may be charged $14 annually for IRA Custodian Fees on the discretion of the Fund's Management or Directors.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fees (before fee waiver)*                                     1.00%
 Distribution [and/or Service](12b-1) Fees                                 None
 Other Expenses                                                           0.23%
 Total Annual Fund Operating Expenses (before fee waiver)*                1.23%

* After a fee waiver, the actual Total Annual Fund Operating Expenses were 1.23%. Matthew 25 Management Corp., the Investment Adviser, voluntarily waived $1,317 of its Management Fees for 2003. Actual Management fees were 0.997%.



Example
---------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 year          3 years         5 years         10 years
        $  125          $  390          $  676          $1,489

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES
AND RISK CONSIDERATIONS
There is no guarantee that the adviser's valuations are accurate. Even when a stock is purchased below its perceived fair value, there may be unforeseen changes in the business that may lead to a decline in value for the stock.

Non-diversification Policy: The Fund is classified as non-diversified, which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single political, economic, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the most attractive securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see Tax Status).


Foreign securities: While the fund normally invests in dometsic companies, it may also invest in stock of foreign comapnies. The Fund will usually limit its foreign investments to foreign companies that trade on U.S. exchanges or over the counter markets. Such companies will comply and register with the U.S. Securities and Exchange Commission. There may be less public information about a foreign company and the adviser may not be able to understand the company as well as a domestic company due to language and cultural barriers. Foreign investments may have added risks due to currency rates, expropriation, confiscating taxes, or political instability.

Defensive positions: Occasionally the Fund may take temporary defensive positions that would include all types of U.S. government obligations, and money market funds. Such a strategy would be in response to adverse market conditions or an inability to find securities that satisfy the adviser's price and quality standards. The Fund may not achieve its investment objective of long-term capital appreciation, whenever it is holding such defensive positions. Not only will such investments reduce the appreciation potential of the Fund, it will also increase the Fund's taxable income. These securities are generally not subject to credit risk but may be subject to interest rate and time risk.
Medium and long-term bonds that have fixed interest and principal payments will decline in price if interest rates for the same maturities rise.

The Fund may invest in special situations, such as the fixed income securities of a company in default. These securities would include secured or unsecured bonds, and preferred stocks. These defaults occur when a company misses a payment on its fixed income securities and may be under protection of Chapter 11 bankruptcy proceedings. Such investments, when made, are consistent with the Fund's goal of long-term capital appreciation, and satisfy the adviser's criteria of market price sufficiently below estimated fair value. Such investments should be seen as an equity substitute and not as a standard fixed income investment, since the bondholders or preferred stockholders may eventually receive stock in a reorganization. These securities are considered more risky than investments in companies with higher credit ratings, and may be less liquid. The adviser will select defaulted stocks and bonds of companies he believes will survive, and successfully restructure its defaulted securities, so that the value of these fixed income securities may increase in price as a result of such restructuring. Further deterioration in the operating business of the company in default or an incorrect valuation by the adviser may lead to a loss of money for these special situation investments.

ADDITIONAL INVESTMENT RESTRICTIONS
By-laws of the  Fund provide  the following fundamental investment restrictions:
The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any classes of security or collectively own more than 5% of such classes of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.

MANAGEMENT AND
INVESTMENT ADVISER

Matthew 25 Management Corporation
607 West Avenue
Jenkintown, PA 19046

The Matthew 25 Management Corp. is the Investment Adviser to the Fund and has continued this service since July 8, 1996. Mr. Mark Mulholland is the sole director and president of the Investment Adviser as well as serving as the president of the Fund. As president of the investment adviser he has direct responsibility for day-to-day management of the Fund's investment portfolio.

Mark Mulholland has a BA in Economics from Lafayette College. He has worked as a stockbroker, continuously, since February 14, 1983. Presently, he is a stockbroker and Senior Vice President with Boenning & Scattergood.

The current advisory agreement will continue on a year to year basis provided that approval is voted at least annually by the Fund's Board of Directors or by majority vote of the outstanding voting securities of the Fund, but in either event, it must also be approved by a majority of the Fund's directors who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940. Under the Agreement, the Matthew 25 Management Corp., the Adviser, will have full discretion and responsibility for the investment decisions in the Fund. The Agreement may be terminated at any time, without payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Matthew 25 Management Corp. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Matthew 25 Management Corp. a fee of 1% per year on the average net assets of the Fund. All fees are computed and accrued on the daily closing net asset value of the Fund and are payable monthly. The Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2% of the first $10 million in averaged assets and 1.5% of the next $20 million.

Pursuant to its contract with the Fund, the investment adviser is required to pay all costs of travel and materials required in its research; this is so that the adviser may fulfill its duty to buy, sell and hold securities, that the adviser deems to best satisfy the Fund's investment requirements. The adviser is to pay the salaries of the Fund's officers, directors or employees who are employees of the investment adviser. The Fund pays the following expenses, if any:
        .directors' fees
        .legal
        .accounting fees
        .interest
        .taxes
        .brokerage commissions
        .bookkeeping and record maintenance
        .operating its offices
        .transfer agent fees
        .custodian fees

LEGAL PROCEEDINGS
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock. The par value per share is set at $0.01 and each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of the Fund's common stock has one vote for each share held and fractional shares will have an equivalent fractional vote. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

PRICING OF SHARES
The Net Asset Value of the Fund's shares is determined as of the close of business of the New York Stock Exchange ("NYSE") for each business day of which the NYSE is open (presently 4:00 PM Monday through Friday). This, of course, is exclusive of any and all legal holidays the NYSE so honors by being closed for the day. The price is determined by dividing the market values of its securities, plus any cash and other assets, less all liabilities excluding par and surplus capital, by the number of shares outstanding. The market values, for securities listed on a national or regional exchange or on the National Association of Securities Dealers Automated Quotation (NASDAQ) market, are determined by the closing prices on the securites' primary market. Exchange or NASDAQ securities that have not recently traded are valued at the last bid price in the securities' primary market. Short-term paper (debt obligations that mature in less than a year) are valued at amortized cost that approximates market value. The Fund may use fair value pricing only when market prices are unavailable.


PURCHASE OF SHARES AND REINVESTMENTS
The offering price of the shares offered by the Fund is at the Net Asset Value per share ("NAV") next determined after receipt of the purchase order, by the Fund. The Fund reserves the right, at its sole discretion, to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made by application submitted to the Fund with a check, money order or transfer wire made payable to the Matthew 25 Fund, or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus, as well as Form W-9. A signed Form W-9 is necessary to avoid mandatory withholding of Federal Taxes from dividends, distributions and redemptions. The minimum initial purchase, of shares, is $1,000; less may be accepted under especial circumstances. The Fund is eligible for sale in most states. There will be no solicitation of other states' residents as potential shareholders until registration under the Blue Sky or Notification Laws of such states have been met.

In compliance with the USA Patriot Act of 2001, please note that the Fund will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.
Reinvestments: The Fund will automatically retain and reinvest dividends and capital gain distributions. Reinvestment, for the shareholder, will be at net asset value on the close of business on the distribution date. A Shareholder may at any time, by letter or forms supplied by the Fund, direct the Fund to pay the dividends and/or capital gains distributions to the shareholder in cash.

Fractional Shares: Shares will be issued up to three decimal places.

Investments Made Through Financial Services Agents: If you invest through a financial services agent (rather than directly with the Fund), the policies and fees may be different than those described here. Financial advisors, financial supermarkets and other financial services agents may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial services agent if you have any questions. Your financial services agent is responsible for transmitting your orders in a timely manner.



OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years and their ownership of the Fund are as follows:
                          Principal Occupation       Fund Shares        Percent
Name                Age   Past Five Years            Owned 4/5/04       of class
______             ______ _____________________      _____________     _________

Steven D. Buck,Esq.* 44   Partner, Stevens & Lee        14,350.175         0.32%
 (Director)               King of Prussia, PA

Philip J. Cinelli,DO 44   Physician Family Practice     17,516.586         0.39%
 (Director)               Bangor, PA

Samuel B. Clement    45   Stockbroker                    3,480.732         0.08%
 (Director)               Securities America
                          Berwyn, PA

Linda Guendelsberger 44   Partner Fishbein & Co P.C.    12,105.586         0.27%
 CPA (Director)           Elkins Park, PA

Ann Mulholland       45   Treasurer Matthew 25 Fund    163,234.633 **      3.67%
 CPA                      Jenkintown, PA

Mark Mulholland*     44   President Matthew 25 Fund    163,234.633 **      3.67%
 (Director)               Stockbroker
                          Boenning & Scattergood
                          Jenkintown, PA

Scott A. Satell      41   Principal BPI                 16,018.545         0.36%
 (Director)               Bala Cynwyd, PA

* Directors of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940. Mark Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provides legal advice to the Fund for compensation.

** Mark & Ann Mulholland own 140,102.357 shares jointly, 2,443.971 in custodial accounts for their children, 1,493.785 in Ann's IRA, 8,258.272 in Mark's IRA, and 10,936.248 in Mark's 401k.

INDIVIDUAL RETIREMENT ACCOUNTS
You may purchase shares for an individual retirement account ("IRA") including Roth IRA's, SEP's, and Simple IRA's. IRA investments are available for the following:
        .Regular contributions
        .Rollover of certain employer sponsored pension and profit-sharing plan distributions.
        .Transfers from other IRA's

All assets are automatically invested in Fund shares, including all dividends and distributions paid on Fund shares within an IRA. There is an annual fee of $14.00 charged by the IRA Custodian, U.S. Bank, N.A. The Fund will pay the annual fee for accounts with a value of at least $5,000. Accounts below $5,000 in market value may be charged the $14.00 fee. This will be decided on an annual basis by the Fund's President or Directors. When the Fund pays the annual fees it will be part of the IRA expenses for the Fund. If the fees are charged to the IRA owners then the owner will have the option of paying the fee directly or have the fee charged to their IRA.

PENSION, PROFIT SHARING AND 401-K PLANS
Purchases of Fund shares through a business' retirement plans are available to the owners, officers and employees who participate in the retirement plans. The accounts will be registered under the name and tax identification of the pension, profit sharing and/or 401K plans.

REDEMPTION OF SHARES
The Fund will redeem all, or any part, of the shares for any shareholder who tenders a request for redemption, if the shares are held at the Fund. If share certificates have been issued, then the written notice of redemption must be accompanied with certificates that have been properly signed. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required, for withdrawals over $10,000, unless the shareholder is known by management. The redemption price is the net asset value per share next determined after the redemption notice is received by the Fund. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within four business days after tender. The Fund may suspend the right of redemption or postpone the date of payment for the following reasons:

        .The New York Stock Exchange is closed for other than customary weekend or holiday closings.
        .Trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or other authority.
        .The Securities and Exchange Commission or other authority has determined that an emergency exists making disposal of the Fund's securities or valuation of net assets not practicable.
        .Other extraordinary events which may restrict the Fund from selling its securities or distributing its liquid assets.

The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

TAX STATUS
Under provisions of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Internal Revenue Code, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.


                  MATTHEW 25 FUND SHARE PURCHASE APPLICATION

Please fill out one of the following four types of accounts:

1) Individual Accounts and IRA's

   _________________  __  _______________________  _________________  __________
   First Name         MI  Last Name                Social Security #  Birth date

2) Joint Accounts

   _________________  __  _______________________  _________________  __________
   First Name         MI  Last Name                Social Security #  Birth date

   _________________  __  _______________________  _________________  __________
   First Name         MI  Last Name                Social Security #  Birth date

3) Custodial Accounts

   ______________________  __  ______________________
   Custodian's First Name  MI   Custodian's Last Name

   __________________  __  ______________________  _________________  __________
   Minor's First Name  MI  Minor's Last Name       Social Security #  Birth date
                                                       of  Minor
4) All Other Accounts

   ______________________________________________________  ____________________
   Account Title                                           Tax Identification #

   _____________________________________________________________________________
   (This line is for Account Title if additional space is necessary.)





Biographical and other information about the new account:


   Full Address:
    Number & Street ____________________________________________________________

    City_______________________________  State______  Zip Code__________________


    Citizen of_____________  Home Phone_________________  Bus Phone_____________


   Dividend Direction:   Reinvest all distributions_________  Pay in Cash_______


Signature of Owner, Trustee or Custodian:    ___________________________________

Signature of Joint Owner (if joint account): ___________________________________


           Please make check payable to:     MATTHEW 25 FUND, INC.

Amount of Investment Attached  $______________ (Minimum initial purchase $1,000)

Please continue to next page


FORM W-9
(Rev. January 2003)
Department of Treasury
Internal Revenue Service


                              REQUEST FOR TAXPAYER
                      IDENTIFICATION NUMBER AND CERTIFICATION

_______________________________________________________________________________
Name


_______________________________________________________________________________
Business name (if applicable)


_______________________________________________________________________________
Check appropriate box:
                          ___ Individual/Sole Proprietor        ___ Corporation
                          ___ Partnership                       ___ Other

_______________________________________________________________________________
Street Address


________________________________________________________________________________
City, State & Zip Code


________________________________________________________________________________




Part I - Taxpayer Identification Number (TIN)

Social Security Number ___ - __ - ____

           or

Employer ID Number     __ - __________

Part II - Certification
Under penalties of perjury, I certify that:
        1. The number shown on this form is my correct taxpayer identification number, and
        2. I am not subject to backup withholding because a) I am exempt from backup withholding, or b) I have not been notified by the IRS that I am subject ti backup withholding as a result of a failure to report all interest or dividends, or c) the IRS has notified me that I am no longer subject to backup withholding, and
        3. I am a U.S. person (including a U.S. resident alien)

Signature of U.S. person                       Date


_____________________________________         _________________________________



TAX STATUS (CON'T)
Distribution of any net, long-term, capital gains realized by the Fund this year will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold a percentage of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations.
In order to avoid this withholding requirement, you must certify on tax Form W-9 supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short-term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate may substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.



FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund, assuming the reinvestment of all dividends & distributions. The information for the year ended December 31, 1999 was audited by Mathieson, Aitken, Jemison. The information for each of the four years ended December 31, 2003 has been audited by Sanville & Company, whose report along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

For a Share Outstanding Throughout The Year

                             ________________________________________________
                            12/31/03   12/31/02   12/31/01  12/31/00   12/31/99
                             ________________________________________________
Net asset value, beginning
   of year                   $11.68    $11.97    $10.90     $10.55     $10.49
Income from investment
   operations
Net investment income (loss)   0.00      0.09      0.00      (0.01)    (0.03)
Net gains on securities both
   realized and unrealized     3.74     (0.29)     1.17       0.39      0.15
                             _______   _______    ______     ______     _____
Total from investment
   operations                 15.42     11.77     12.07      10.93     10.61

Less dividends and distributions
   Dividends from net
     investment income         0.00    (0.09)     0.00      (0.03)     0.00
   Distribution in excess of
     net investment income    (0.01)    0.00      0.00       0.00      0.00
   Distributions from
     realized gains           (0.69)    0.00     (0.10)      0.00     (0.06)
  Total dividends and        _______   ______    ______     ______    ______
        distributions         (0.70)   (0.09)    (0.10)     (0.03)    (0.06)


Net asset value, end
   of year                   $14.72    $11.68    $11.97     $10.90    $10.55
                             =======   =======   =======   ========   =======
Total return                  32.12%    (1.67)%   10.69%      3.62%     1.08%

Net assets, end of year
 (000's Omitted)             $60,001   $41,899   $35,621    $27,050   $25,402

Ratio of expenses, after
  expense reimbursement,
  to average net assets        1.23%     1.24%     1.23%      1.22%     1.22%

Ratio of investment income,
  net to average assets       (0.01)%    0.85%     0.04%     (0.07)%   (0.24)%

Portfolio turnover rate       23.52%    38.68%    26.42%     30.80%    17.88%


ANNUAL AND SPECIAL MEETINGS
Shareholders will meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. Notification as to the time and place for the annual meeting will be sent to shareholders. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an Investment Adviser to provide investment advice (See Investment Adviser). It meets at least four times a year to review Fund progress and status. In addition, an independent director performs an independent audit whenever the board requests one. The board may call a special meeting in order to allow shareholders to vote upon a pertinent matter.

REPORTS TO SHAREHOLDERS
The Fund sends, to all shareholders, annual reports containing audited financial statements after the end of the fiscal year on December 31st. Financial statements that are not audited are sent after June 30th. The Fund will also send account statements to each shareholder at least quarterly.

TRANSFER AGENT
The Fund acts as its own transfer agent.

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, OH  45202

INDEPENDENT AUDITORS
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Stevens & Lee
King of Prussia, PA

INVESTMENT ADVISER
Matthew 25 Management Corp.
607 West Avenue
Jenkintown, PA 19046


SEC File Number for the Matthew 25 Fund is 811-07471


Why You Should Read This Prospectus:

This Prospectus should be held for future reference. It is provided to help you decide if the Fund is the proper investment for you. The risks, objectives and strategy of the Matthew 25 Fund are explained within this prospectus.

How to Obtain More Information:

You will find more information about the Fund, available without charge, in the following documents:

Annual and Semiannual Reports

Our annual and semi-annual reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss the market conditions and investment strategies that significantly affected the Fund's performance.

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Fund.

THERE ARE THREE WAYS TO OBTAIN A COPY OF THESE DOCUMENTS

1. Call or write to the Matthew 25 Fund at the address or phone number listed at the bottom of this page.

2. Call, write or submit an E-mail request to the Public Reference Section of the Securities and Exchange Commission (SEC) and ask them to mail you a copy. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling the SEC.

Public Reference Section of the SEC
Washington, D.C. 20549-0102.
202-942-8090
E-mail address: publicinfo@sec.gov

3. Go to the SEC's Website (www.sec.gov) and download a free text-only version from the EDGAR database on the Website. SEC file number for the Matthew
25 Fund is 811-07471.


PROSPECTUS
MATTHEW 25 FUND INC.
607 West Avenue
Jenkintown, PA 19046
888-M25-FUND
215-884-4458
Fund Symbol: MXXVX
Website: www.matthew25fund.com

May 1, 2004






                           MATTHEW 25 FUND, INC.
                              607 WEST AVENUE
                           JENKINTOWN, PA 19046
                               888-M25-FUND
                               215-884-4458

                                  Part B
                      STATEMENT OF ADDITIONAL INFORMATION

                               May 1, 2004

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Fund's current prospectus dated May 1, 2004. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2003, which was filed with the Securities and Exchange Commission on March 10, 2004. To obtain a free copy of the Prospectus or Annual Report, please write or call the Fund at the address or phone number listed above.



TABLE OF CONTENTS
Fund History.........................................................2
Description of the Fund and Its Investments and Risks................2
 Objective...........................................................2
 Security Selection Criteria.........................................2
More on Risks of Specific Strategies of the Fund.....................2
 (a)U.S. Government and Agency Bonds.................................2
 (b)Special Situations...............................................3
 (c)Foreign Securities...............................................3
General Risks of the Fund............................................3
 Portfolio Turnover Policy...........................................3
 Non-diversification Policy..........................................4
Additional Fund Policies.............................................4
Management of the Fund...............................................5
 Management Ownership of Fund........................................6
 Compensation of Directors and Officers..............................7
Code of Ethics.......................................................7
Proxy Voting.........................................................7
Anti-Money Laundering Program........................................8
Principal Holders of Shares..........................................8
Investment Adviser...................................................8
 Advisory Fees.......................................................9
Independent Auditors................................................ 9
Custodian...........................................................10
Brokerage...........................................................10
Capitalization......................................................10
 Voting Rights......................................................11
Purchase of Shares and Reinvestment.................................11
 Initial Investment.................................................11
 Subsequent Purchases...............................................11
 Reinvestment.......................................................11
 Fractional Shares..................................................11
 Purchases and Sales Through Broker Dealers.........................11
Pricing of Shares...................................................12
Tax Status..........................................................12
 Individual Retirement Accounts (IRA's).............................13
Performance Data....................................................13
Financial Statements................................................16


FUND HISTORY
MATTHEW 25 FUND, INC. (also referred to as the "Fund") was incorporated in Pennsylvania on August 28, 1995. The initial seed money of $100,000 was invested by Mark and Ann Mulholland on October 16, 1995. The Fund did not accept investments from the public until October 1996 and has operated solely as an Investment Company since inception. The Fund's registered office is in Jenkintown, Pennsylvania; mail may be addressed as follows:

                             Matthew 25 Fund, Inc.
                             607 West Avenue
                             Jenkintown, PA 19046.

Mr. Mark Mulholland is president of the Fund. He has direct responsibility for day to day management of the Fund, continued registration, and compliance with the Securities and Exchange Commission. Mark Mulholland has a BA in Economics from Lafayette College. After college he became a stockbroker with Advest Inc. on February 14, 1983. He moved to Paine Webber Inc. in 1988 where he built his practice to manage over $80,000,000 in assets for about 800 clients. Mr. Mulholland desired to apply his investment expertise toward managing a public no-load mutual fund, and to that end approached the management of the Valley Forge Fund for advice and assistance. He desired to manage a fund with an emphasis on the pursuit of long-term capital gains. With the assistance of Bernard Klawans of the Valley Forge Fund, Mr. Mulholland formed the Matthew 25 Fund in 1995. The Fund initially used the Valley Forge Fund's Officers, Board of Directors, and Investment Adviser, with the intent to have Mr. Mulholland utilize his Investment Adviser concern and select his own Board of Directors, when he was prepared. On July 8, 1996, the first meeting of the Fund's shareholders was held to permit Matthew 25 Management Corporation to begin its duties as Adviser to the Matthew 25 Fund, Inc. and to install a new Board of Directors to oversee operations. This was done with the complete cooperation and support of all Valley Forge Fund associated personnel. Mr. Klawans and the Valley Forge Board of Directors were compensated for their services. There are no other financial arrangements or benefits, including services and/or "soft dollars", between the Valley Forge Fund and its representatives, and the Matthew 25 Fund.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
Objective: Matthew 25 Fund, Inc.("the Fund") is an open-ended, non-diversified, investment company that seeks long-term capital appreciation, through investments in common stocks and/or securities convertible into common stocks. Income, through dividends or interest, will be a secondary objective.

Security Selection Criteria: Criteria used by the Adviser in recommending purchases of securities will be based on the Business Economics, Management Quality, Financial Condition and Security Price of each business.

MORE ON RISKS OF SPECIFIC STRATEGIES OF THE FUND:
(a) U.S. Government and Agency Bonds
The adviser does not intend to invest in U.S. government bonds on a regular basis or for long periods of time. It does wish to have the authority to do so as a defensive strategy. There may be times when the returns on such bonds may be more attractive than the returns on money market or other short-term interest accounts. Also, due to drastic price changes in the stock or bond markets, there may be times the adviser would feel that the U.S. government or agency bonds offer a better return potential and/or lower risk scenario than stocks. Besides increasing the taxable income to the Fund's shareholders, there is historical evidence that bonds provide lower total returns than stocks over the long-term. In addition, there have been periods in the past, and very likely will be in the future, when the U.S. government and its agency's bonds have generated negative total rates of return. Therefore, in the event that the Fund uses such an investment strategy, it will likely be used for a short or intermediate period.

(b) Special Situation Investments
The Fund may invest in special situations, such as the fixed income securities of a company in default. These securities would include secured or unsecured bonds, and preferred stocks. These defaults occur when a company misses a payment on its fixed income securities and may be under protection of Chapter 11 bankruptcy proceedings. Such investments, when made, are consistent with the Fund's goal of long-term capital appreciation, and satisfy the adviser's criteria of market price sufficiently below estimated fair value. Such investments should be seen as an equity substitute and not as a standard fixed income investment. These securities are considered more risky than investments in companies with higher credit ratings, and may be less liquid. The adviser will select defaulted stocks and bonds of companies he believes will survive, and successfully restructure its defaulted securities, so that the value of these fixed income securities may increase in price as a result of such restructuring. Further deterioration in the operating business of the company in default or an incorrect valuation by the adviser may lead to a loss of money for these special situation investments.

The securities of company's in default appear to be very risky, however, its securities may offer very low long-term price risk, with high reward potential. An example would be a viable operating company, with too much debt so that it is forced to file for Chapter 11 Protection in order to restructure its excessive debt load. Through its research, the adviser feels the debt will only receive 10 cents on the dollar, however, some of its debt, in the form of public bonds, trades at 2-5 cents on the dollar. Depending on the confidence of its analysis and its estimation of the length of time for reorganization, the adviser may wish to invest in the defaulted bonds. Such special situation investments may have large spreads in the buy and sell price of its securities due to low liquidity and thus, may be more expensive to trade than a more liquid security. These investments are made for a specific price target, therefore, if achieved, will be sold, increasing the portfolio turnover. This turnover may increase the fund's costs due to the costs of selling, and potential taxes for the Fund's shareholders. There is greater time risk in these securities because the upside values are usually limited, to face value or less, therefore the rate of return declines the longer it takes for restructuring or receipt of back payments.

(c) Foreign securities
The Fund will usually limit its foreign investments to foreign companies that trade on U.S. exchanges or over the counter markets. Such companies will comply and register with the U.S. Securities and Exchange Commission. There may be less public information about a foreign company and the adviser may not be able to understand the company as well as a domestic company due to language and cultural barriers. Foreign investments may have added risks due to currency rates, expropriation, confiscating taxes, or political instability.

GENERAL RISKS OF THE FUND:
The Fund's return, as stock prices generally, may fluctuate within a wide range, so that an investor could lose money over a period of time. Since the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of underperformance, due to weakness in one or a few of its stocks.

Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.


Portfolio Turnover Policy: The Fund does not propose to purchase securities for short-term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Funds total purchases or sales of securities within the period of the average monthly portfolio value of the Fund during such period. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance. The portfolio turnover rates for the Matthew 25 Fund for the two years ended December 31, 2003 and 2002 were 23.52% and 38.68%, respectively. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

Non-diversification Policy: The Fund is classified as non-diversified, which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single, economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

ADDITIONAL FUND POLICIES
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any classes of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities, which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.

MANAGEMENT OF THE FUND
The business of the Fund is managed under the direction of its Board of Directors and Officers. The Board of Directors selects and approves the investment advisor and any officers necessary to conduct the business of the Fund. The Board of Directors and Officers, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The following table shows the officers and directors with their ages, addresses, positions at the Fund, principal occupations during the past five years, and any other Directorships held by the Director or Officer. The Directors and Officers are elected on an annual basis, and each of the Directors and Officers have served in their current positions since July 8,1996.

                               Principal Occupation          Other Directorships
Name and Fund Position   Age   Past Five Years               Held by Director


Philip J. Cinelli, D.O.   44    Physician in Family Practice     None
 Director                       Bangor, PA

Samuel B. Clement         45    Stockbroker                      None
 Director                       Securities America
                                Berwyn, PA

Linda Guendelsberger, MST 44    CPA and Partner                  None
 Director and Secretary         Fishbein & Co P.C.
                                Elkins Park, PA

Ann Mulholland, MST       45    Treasurer                        None
 Treasurer                      Matthew 25 Fund
                                Jenkintown, PA


Scott A. Satell           41    Principal  BPI                   None
 Director                       Bala Cynwyd, PA


Steven D. Buck, Esq.*     44    Attorney and Partner             None
 Director                       Stevens & Lee
                                King of Prussia, PA


Mark Mulholland*          44    President                        None
 Director and President         Matthew 25 Fund
                                President
                                Matthew 25 Management Corp.
                                Stockbroker
                                Boenning & Scattergood
                                Jenkintown, PA


* Directors of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940. Mark Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provides legal advice to the Fund for compensation.

Lesley A. Buck, age 37, is the Operations Officer of the Matthew 25 Management Corp. and is the sister of Steven D. Buck, Director of Matthew 25 Fund. There is no economic relationship between Ms. Buck and her brother.


Management Ownership: Directors and Officers of the Fund and their ownership of the Fund, as of April 5, 2004, are as follows:

                          Fund Shares        Dollar Range of Equity      Percent
Name                      Owned 4/5/04       Ownership of Fund 4/5/04   of class


Philip J. Cinelli, D.O      17,516.586         Over $100,000             0.39%
 Director

Samuel B. Clement            3,480.732         $50,001 - $100,000        0.08%
 Director

Linda Guendelsberger, MST   12,105.586         Over $100,000             0.27%
 Director

Ann Mulholland             163,234.633 **      Over $100,000             3.67%
 CPA


Scott A. Satell             16,018.545         Over $100,000             0.36%
 Director


Steven D. Buck, Esq.*       14,350.175         Over $100,000             0.32%
 Director


Mark Mulholland*           163,234.633 **      Over $100,000             3.67%
 Director


* Directors of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940. Mark Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provide legal advice to the Fund for compensation.

** Mark & Ann Mulholland, who are spouses, own 140,102.357 shares jointly, 2,443.971 in custodial accounts for their children, 1,493.785 in Ann's IRA, 8,258.272 in Mark's IRA, and 10,936.248 in Mark's 401k.

Neither the Directors who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in Matthew 25 Management Corp. - the Investment Adviser, or any affiliate of Matthew 25 Management Corp.

Neither the Directors who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, have conducted any transactions, or series of transactions, in which the amount involved exceeds $60,000 and to which the Fund or the Investment Adviser, or any of their affiliates, were a party.

COMMITTEES
The Registrant's entire Board of Directors acts as the audit committee. The Board of Directors has determined that the Registrant has at least two financial experts serving on its Board.

Mr. Mark Mulholland and Ms. Linda Guendelsberger are the Board's financial experts. Mr. Mulholland is an "interested" director, and Ms. Guendelsberger is an "independent" director.


COMPENSATION OF DIRECTORS AND OFFICERS
Each director, except Mark Mulholland, was paid $2,500 in shares of the Matthew 25 Fund in 2003. The Fund intends to pay at least $2,500 to the directors in shares of the Fund in 2004. The exact amount will be determined later. Mark Mulholland will receive benefit from the investment advisory fees payable to Matthew 25 Management Corp. and, therefore, will not be eligible to receive directors' fees or salary as president as long as his firm acts as the Investment Adviser.

Name                      Aggregate        Pension or           Total
                          Compensation     Retirement           Compensation
                          From Fund        Benefits From Fund   From Fund



Philip J. Cinelli, D.O     $2,500.00            $0               $2,500.00
 Director

Samuel B. Clement          $2,500.00            $0               $2,500.00
 Director

Linda Guendelsberger, MST  $2,500.00            $0               $2,500.00
 Director and Secretary

Ann Mulholland                 $0               $0                 $0.00
 Treasurer

Scott A. Satell            $2,500.00            $0               $2,500.00
 Director

Steven D. Buck, Esq.*      $2,500.00            $0               $2,500.00
 Director

Mark Mulholland*               $0               $0                 $0.00
 Director and President


* Directors of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940. Mark Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provide legal advice to the Fund for compensation.

CODE OF ETHICS
Both the Fund and the Fund's Investment Adviser have adopted Codes of Ethics under rule 17j-1 of the Investment Company Act. These Codes of Ethics describe rules and regulations for applicable personnel regarding personal investments in securities held within the Fund's portfolio.

PROXY VOTING
The Adviser provides a voice on behalf of shareholders of the Fund. The Adviser views the proxy voting process as an integral part of the relationship with the Fund. The Fund's Board of Directors has delegated its authority to vote Fund proxies to the Adviser, subject to The Fund's proxy voting policies. It is the Adviser's policy to vote all proxies received by the Fund within a reasonable amount of time of receipt. Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser will pay particular attention to two primary areas:
(1) Accountability - Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders;
(2) Alignment of Management and Shareholder Interests - the management and board of directors share goals and mutual interest in the benefit of the company's shareholders.

The Adviser's duty is to vote in the best interests of the Fund's shareholders. The actual voting records relating to portfolio securities during the most recent 12 month period ended June 30 (starting with the year ending June 30, 2004) will be available without charge, upon request by calling toll-free, 1-888-M25-FUND or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Fund's proxy voting policy and procedures are also available by calling 1-888-M25-FUND.

ANTI-MONEY LAUNDERING PROGRAM
The Fund has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT ACT"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund has established proper-anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


PRINCIPAL HOLDERS OF SECURITIES
Major Shareholders: As of April 5, 2004, shareholders on record who own 5% or more of the outstanding shares of the Fund are as follows:

Name                    Address                             Percentage ownership
_______________________________________________________________________________
R. Neff                 Radnor, Pennsylvania                          16.81%

Charles Schwab & CO.
 For the benefit of
 their customers        San Francisco, California                      5.94%


As of April 5, 2004, all Directors and Officers of the Fund, as a group, owned 226,706.257 shares or 5.10% of the Fund's outstanding shares.


INVESTMENT ADVISER
Matthew 25 Management Corporation
607 West Avenue
Jenkintown, PA 19046

The Matthew 25 Management Corp. is the Investment Adviser to the Fund and has continued this service since July 8, 1996. Mr. Mark Mulholland is the sole director and president of the Investment Adviser as well as serving as president of the Fund. As president of the investment advisor he has direct responsibility for day-to-day management of the Fund's investment portfolio. The current advisory agreement will continue on a year-to-year basis provided that approval is voted at least annually by the Fund's Board of Directors or by majority vote of the outstanding voting securities of the Fund, but in either event; it must also be approved by a majority of the Fund's directors, who are neither parties to the agreement, nor interested persons as defined in the Investment Company Act of 1940. For the annual review of the Investment Advisory Agreement, the Board of Directors receives information relating to
1) the terms and conditions of the agreement, including the nature of the services to be provided to the Fund by the Adviser, and the structure and fees to be charged for those services, and 2) a comparison of the Fund's fees and expenses in relation to various industry averages. Under the Agreement, the Matthew 25 Management Corp., the Adviser, will have full discretion and responsibility for the investment decisions in the Fund. The Agreement may be terminated at any time, without payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, on not more than 60 days written notice to the Matthew 25 Management Corp. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Matthew 25 Management Corp. a fee of 1% per year on the average net assets of the Fund.

All fees are computed and accrued on the daily closing net asset value of the Fund and are payable monthly. The Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2% of the first $10 million in averaged assets and 1.5% of the next $20 million. The Board of Directors selected these ratios because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the investment adviser is required to pay all costs of travel and materials required in its research; this is so that the adviser may fulfill its duty to buy, sell and hold securities, that the adviser deems to best satisfy the Fund's investment requirements. The adviser is to pay the salaries of the Fund's officers, directors or employees who are employees of the investment adviser. The Fund pays the following expenses, if any:
        .directors' fees
        .legal
        .accounting fees
        .interest
        .taxes
        .brokerage commissions
        .bookkeeping and record maintenance
        .operating its offices
        .transfer agent fees
        .custodian fees


Advisory Fees: The advisory fees to the current adviser, for the last eight years, are as follows:

        YEAR            ADVISORY FEE    AMOUNT WAIVED   NET ADVISORY FEE
        1996            $  3,840        $ 3,840         $      0
        1997            $ 59,845        $19,543         $ 40,302
        1998            $156,612        $ 9,615         $146,997
        1999            $234,921        $ 7,541         $227,380
        2000            $260,397        $ 6,010         $254,387
        2001            $311,739        $ 5,989         $305,750
        2002            $381,148        $ 3,678         $377,470
        2003            $475,155        $ 1,317         $473,839


OTHER SERVICE PROVIDERS

TRANSFER AGENT
The Fund acts as its own transfer agent.

INDEPENDENT AUDITORS
The firm of Sanville & Company, 1514 Old York Road, Abington, PA 19001, has been selected as Independent Auditors for the Fund for the years ended December 31, 2000, 2001, 2002, and 2003. Sanville & Company performs an annual audit of the Fund's financial statements.

CUSTODIAN
U.S. Bank, N.A., 425 Walnut Street, 6th Floor, Cincinnati, OH 45202 has been selected to act as Custodian of the Fund's investments. The custodian safekeeps the portfolio securities and investments, collects income, disburses funds as instructed, and maintains records in connection with its duties.

BROKERAGE
The Fund requires all brokers to effect transactions of portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. In accordance with Rule 17E-1, if the Fund's President is also a registered representative of a New York Stock Exchange or NASDAQ Member Firm, he may place orders through his concern at as low commission rates as possible but never to exceed rates that are higher than would be available through any other national brokerage firm. The Directors will review each transaction when a commission is generated at a brokerage firm that is affiliated with the Fund's President or Adviser and determine if the commission paid appears reasonable.
In the event that the Board determines that any or all of the commissions paid are higher than what they determine as reasonable, then the Board will reduce the fees paid to the Adviser by an amount equal to the commissions deemed unreasonable. This review must be done at least quarterly. The Fund's President may select other brokers whom in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstances to determine the value of these services or the amount they might have reduced adviser expenses.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers not affiliated with the President or Adviser at least semiannually.

Mark Mulholland is a stockbroker with Boenning&Scattergood, Inc. and has been since July 8, 1996. The following table shows the commissions paid, by the Fund, to Boenning&Scattergood:
        YEAR            BOENNING&SCATTERGOOD COMMISSIONS
        1996                    $  9,909
        1997                    $ 20,494
        1998                    $ 27,520
        1999                    $ 16,302
        2000                    $ 14,801
        2001                    $ 22,417
        2002                    $ 24,972
	2003                    $  7,233

The total brokerage commissions paid in 2003 equaled $8,145. The commissions for 2003 are significantly lower than previous years because in the third quarter of 2003, the Adviser began placing his trades through Ameritrade,Inc.'s online trading service.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock. The par value per share is set at $0.01 and each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of the Fund's common stock has one vote for each share held and fractional shares will have an equivalent fractional vote. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

PURCHASE OF SHARES AND REINVESTMENTS
The offering price of the shares offered by the Fund is at the Net Asset Value per share ("NAV") next determined after receipt of the purchase order, by the Fund. The Fund reserves the right, at its sole discretion, to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund with a check, money order or transfer wire made payable to the Matthew 25 Fund, or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. For the convenience of investors, a Share Purchase Application form is provided with the Prospectus, as well as Form W-9. A signed Form W-9 is necessary to avoid mandatory withholding of Federal Taxes from dividends, distributions and redemptions. The minimum initial purchase, of shares, is $1,000; less may be accepted under especial circumstances. The Fund is eligible for sale in most states. There will be no solicitation of other states' residents as potential shareholders until registration under the Blue Sky or Notification Laws of such states have been met.

In compliance with the USA Patriot Act of 2001, please note that the Fund will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted.


Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under special circumstances.

Automatic Investment Plan: The Automatic Investment Plan allows shareholders to purchase Fund shares on at least a monthly basis. Investments are made by authorizing the Fund to automatically deduct a dollar amount from the shareholders bank or money market account, and invest that dollar amount in Fund shares. To participate in this program, an Automatic Investing Form (which is available by contacting the Fund) must be completed and signed.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gain distributions. Reinvestment, for the shareholder, will be at net asset value on the close of business on the distribution date. A Shareholder may at any time, by letter or forms supplied by the Fund, direct the Fund to pay the dividends and/or capital gains distributions to the shareholder in cash.

Fractional Shares: Shares will be issued up to three decimal places.

Investments Made Through Financial Services Agents:
If you invest through a financial services agent (rather than directly with the Fund), the policies and fees may be different than those described here. Financial advisers, financial supermarkets and other financial services agents may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial services agent if you have any questions. Your financial services agent is responsible for transmitting your orders in a timely manner.

Purchases and Sales Through Broker Dealers:
The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's NAV next computed after an authorized broker accepts them, or the broker's authorized designee.

OFFERING PRICE
NET ASSET VALUE CALCULATION
The Net Asset Value (NAV) of the Fund's shares is determined as of the close of business of the New York Stock Exchange ("NYSE") for each business day of which the NYSE is open (presently 4:00 PM Monday through Friday). This, of course, is exclusive of any and all legal holidays the NYSE so honors by being closed for the day. The NAV of the Fund is determined by dividing the market values of its securities, plus any cash and other assets, less all liabilities excluding par and surplus capital, by the number of shares outstanding. The market values, for securities listed on a national or regional exchange or on the National Association of Securities Dealers Automated Quotation (NASDAQ) market, are determined by the closing prices on the securites' primary market. Exchange or NASDAQ securities that have not recently traded are valued at the last bid price in the securities' primary market. Short-term paper (debt obligations that mature in less than a year) are valued at amortized cost that approximates market value. The Fund may use fair value pricing only when market prices are unavailable.

An example of how the Fund calculated its offering price per share as of December 31, 2003 is as follows:


                Net Assets
        ---------------------------   =  Net Asset Value (NAV) per share
            Shares Outstanding


                60,001,474
        ---------------------------   =  14.72
                 4,075,049



REDEMPTION IN KIND
The Fund intends to make payments for redemptions in cash, however, the Fund reserves the right to make payments in kind.


TAX STATUS
Under provisions of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Internal Revenue Code, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividend income. Distribution properly designated by the Fund as representing the excess of net long-term capital gains over net short-term capital loss are taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold a percentage of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on tax Form W-9 supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


Individual Retirement Account: Persons who earn compensation and their spouses may establish Individual Retirement Accounts (IRA) using Fund shares. Annual contributions may or may not be tax deductible from gross income. Qualification and deduction of contributions should be determined after consulting a tax adviser. Earnings within the IRA are reinvested and are tax-deferred until withdrawals begin. You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. Individuals may use the Fund for contributions to a traditional IRA, Roth IRA, Simplified Employee Pension (SEP) IRA, Simple IRA, or Education IRA.

U.S. Treasury Regulations require a Disclosure Statement. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA shareholders. There is an annual fee of $14.00 charged by the IRA Custodian, U.S. Bank, N.A. The Fund will pay the annual fee for accounts with a value of at least $5,000. Accounts below $5,000 in market value may be charged the $14.00 fee. This will be decided on an annual basis by the Fund's President or Directors. When the Fund pays the annual fees it will be part of the IRA expenses for the Fund. If the fees are charged to the IRA owners then the owner will have the option of paying the fee directly or have the fee charged to their IRA. All IRA's may be revoked within seven days of their establishment with no penalty.

PERFORMANCE DATA
The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in a Fund's returns, investors should recognize that they are not the same as actual year-by-year returns. Average annual return is based on historical earnings and is not intended to indicate future performance.

For the purpose of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements, performance will be stated in terms of average annual total return. Under regulations adopted by the Securities and Exchange Commission, the Fund's average annual total return quotations are calculated according to the formula below.

In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of each applicable time period.



Average Annual Total Return
____________________________

                                      n
                                P(1+T) =ERV
                WHERE:
                P    = a hypothetical initial payment of $1,000
                T    = average annual total return
                n    = number of years
                ERV  = ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).





                                       Average Annual    Ending Redeemable Value
Period            Initial Purchase        Return                12/31/2003
___________       ________________     ______________    ______________________
1 Year            $1,000               32.12%            $1,321
Since 12/31/02

5 Years           $1,000                8.54%            $1,506
Since 12/31/98

Since Inception   $1,000               15.39%            $3,244
Since 10/16/95




After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results are not an indication of future performance.




Average Annual Total Return (After Taxes on Distributions)
___________________________________________________________

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                      n
                                P(1+T) =ATV
                                           D

                WHERE:
                P    = a hypothetical initial payment of $1,000
                T    = average annual total return(after taxes on distributions)
                n    = number of years
                ATV  = ending value of a hypothetical $1,000
                   D payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.



                                       Average Annual    Ending Redeemable Value
Period            Initial Purchase        Return              12/31/2003
___________       ________________     ______________    ______________________
1 Year            $1,000               31.23%            $1,312
Since 12/31/02

5 Years           $1,000                8.24%            $1,486
Since 12/31/98

Since Inception   $1,000               15.12%            $3,182
Since 10/16/95




After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an individual investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results are not an indication of future performance.




Average Annual Total Return (After Taxes on Distributions and Redemptions)
____________________________________________________________________________

The average annual total return (after taxes on distributions and sale of fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                      n
                                P(1+T) =ATV
                                           DR

                WHERE:
                P    = a hypothetical initial payment of $1,000
                T    = average annual total return (after taxes on
                       distributions and redemption)
                n    = number of years
                ATV  = ending value of a hypothetical $1,000
                   DR payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.


                                       Average Annual    Ending Redeemable Value
Period            Initial Purchase        Return              12/31/2003
___________       ________________     ______________    ______________________
1 Year            $1,000               27.30%            $1,273
Since 12/31/02

5 Years           $1,000                7.32%            $1,424
Since 12/31/98

Since Inception   $1,000               13.68%            $2,869
Since 10/16/95



After tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an individual investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results are not an indication of future performance.

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. The Fund may also compare its performance figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Value Line Index, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Price Index (the "S&P 500"), the various NASDAQ indices, and the Wilshire 5000. In addition, the Fund may compare its performance to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Ibbotsen Associates, Value Line Mutual Fund Survey, and other independent organizations. Also, the Fund may refer to its ratings and related analysis supporting the ratings from these or other independent organizations.

FINANCIAL STATEMENTS
The Financial Statements and Independent Auditor's Report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2003. The Fund will provide the Annual Report without charge at written or telephone request.







                                FORM N-1A
                         PART C - OTHER INFORMATION

Item 22.  Exhibits
(a) (1) Articles of Incorporation - Exhibit 3i of Pre-Effective Amendment No.1 of our Registration under the Securities Act of 1933 is hereby incorporated by reference
    (2) Articles of Amendment - Exhibit 3 of Post-Effective Amendment No.6 of our Registration under the Securities Act of 1933 is hereby incorporated by reference.

(b) By-laws - Exhibit 3ii of Pre-Effective Amendment No.1 of our Registration under the Securities Act of 1933 is hereby incorporated by reference.

(c)     Instruments Defining Rights of Security Holders - None

(d) Investment Advisory Contracts - Exhibit 10i of Post-Effective Amendment No.2 of our Registration under the Securities Act of 1933 is hereby incorporated by reference.

(e)     Underwriting Contracts - None

(f)     Bonus or Profit Sharing Contracts - None

(g) Custodian Agreements - Exhibit 99.g of Post-Effective Amendment No.10 of our Registration under the Securities Act of 1933 is hereby incorporated by reference.

(h)     Other Material Contracts - None

(i) Legal Opinion - Exhibit 99.1 of Post-Effective Amendment No.7 of our Registration under the Securities Act of 1933 is hereby incorporated by reference.

(j) Other Opinions - Consent of Independent Public Accountants, Sanville & Company, is filed herewith.

(k)     Omitted Financial Statements - None

(l)     Initial Capital Agreements - None

(m)     Rule 12b-1 Plan - None

(n)     Rule 18f-3 Plan - None

(o)     Reserved

(p) Code of Ethics - Both the Fund and the Fund's Investment Adviser have adopted Code of Ethics, which are filed herewith.

Item 23.  Persons Controlled by or Under Common Control with the Fund.
        None

Item 24.  Indemnification.
        The registrant provides $1,000,000 of Errors and Ommissions Liability coverage for the officers and directors of the registrant. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.  Business and Other Connections of the Investment Adviser.
        Mark Mulholland is the sole officer of the investment adviser. He is also a Senior Vice President and a Registered Representative (Stockbroker) for Boenning& Scattergood, Inc. The addresses are as follows:

                        Matthew 25 Management Corporation
                        607 West Avenue
                        Jenkintown, PA 19046

                        Boenning&Scattergood, Inc.
                        4 Tower Bridge
                        200 Barr Harbor Drive  #300
                        West Conshohocken, PA 19428

Item 26.  Principal Underwriters.
        None.
Item 27.  Location of Accounts and Records.
        Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the registrant at 607 West Avenue in Jenkintown, PA 19046.
Item 28.  Management Services.
        None.
Item 29.  Undertakings.
        None.





SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the MATTHEW 25 FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Borough of Jenkintown of the State of Pennsylvania, as of April 29, 2004.


                                                  MATTHEW 25 FUND, INC.
                                                  /s/ Mark Mulholland
                                                  Mark Mulholland,
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


/s/ Mark Mulholland        President, CEO and Director                4-29-04

/s/ Steven D. Buck         Director                                   4-29-04

/s/ Philip J. Cinelli      Director                                   4-29-04

/s/ Samuel B. Clement      Director                                   4-29-04

/s/ Linda Guendelsberger   Secretary and Director                     4-29-04

/s/ Scott A. Satell        Director                                   4-29-04




MATTHEW 25 FUND, INC.




                                 THE MATTHEW 25 FUND
              PART C - EXHIBIT INDEX FOR POST-EFFECTIVE AMENDMENT NO. 12
                                AS FILED ON April 29, 2004


1. Consent of Independent Public Accountants........................EX-99.j

2. Code of Ethics -
        Both the Fund and the Fund's Investment Adviser.............EX-99.p